Pension, Retiree Medical and Savings Plans Pension, Retiree Medical and Savings Plans (Target Asset Allocations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 26, 2015	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Fixed Income
Target Asset Allocation [Line Items]
Target investment allocation percentage		40.00%
U.S. Equity
Target Asset Allocation [Line Items]
Target investment allocation percentage		33.00%
International Equity
Target Asset Allocation [Line Items]
Target investment allocation percentage		22.00%
Real Estate Funds [Member]
Target Asset Allocation [Line Items]
Target investment allocation percentage		5.00%
Scenario, Forecast | Fixed Income
Target Asset Allocation [Line Items]
Target investment allocation percentage	40.00%
Scenario, Forecast | U.S. Equity
Target Asset Allocation [Line Items]
Target investment allocation percentage	33.00%
Scenario, Forecast | International Equity
Target Asset Allocation [Line Items]
Target investment allocation percentage	22.00%
Scenario, Forecast | Real Estate Funds [Member]
Target Asset Allocation [Line Items]
Target investment allocation percentage	5.00%
United States Pension Plan of US Entity, Defined Benefit
Target Asset Allocation [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		$ 12,224	$ 11,462	$ 10,817